Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of accounting.

The financial statements of the Plan are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates.

The preparation of the financial statements in conformity with GAAP requires the plan administrator to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the date of the financial statements and the changes in net assets available for benefits during the reporting period and disclosures of contingent assets and liabilities at the date of the financial statements. Actual results may, in some instances, differ from previously estimated amounts.

Investments.

The Plan’s investments are stated at fair value. Shares of registered investment companies, collective trust, and common stock are valued based on published market prices, which represent the net asset value of shares held by the Plan at the end of year. Gains and losses on the sale of investments are accounted for on an average cost basis. The Plan presents net changes in the fair value of investments, which consists of realized gains and losses, unrealized appreciation, and any income or capital gain distributions from such investments in the accompanying statement of changes in net assets available for benefits. Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date.

Notes Receivable from Participants.

Participant loans are valued at unpaid principal balance plus accrued interest.

Contributions.

Contributions by participants and the Company are accounted for on the accrual basis once determined.

Benefit payments.

Benefit payments are recorded when paid.

Risk & uncertainties.

The Plan utilizes various investment instruments. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements. For the years ended December 31, 2025 and 2024, two investments and three investments, respectively, represented a concentration greater than 10% of the Plan's net assets available for benefits.